Expenses by Nature	12 Months Ended
Dec. 31, 2023
Expenses by nature [abstract]
Expenses by Nature
31.	EXPENSES BY NATURE

			12.31.2023	12.31.2022	12.31.2021
As presented in the statements of profit or loss:
Cost of sales and services			(4,358.9)	(3,628.2)	(3,537.6)
Administrative			(204.9)	(184.9)	(153.2)
Selling			(314.7)	(274.4)	(226.4)

			(4,878.5)	(4,087.5)	(3,917.2)

Expenses by nature:
General manufacturing costs	(i	)	(3,632.1)	(2,997.2)	(3,059.6)
Depreciation			(109.8)	(106.6)	(122.0)
Amortization			(131.9)	(103.7)	(86.6)
Personnel expenses			(774.5)	(669.3)	(493.6)
Marketing and sales expenses			(81.0)	(64.1)	(47.6)
Services rendered by third parties			(79.8)	(74.5)	(82.2)
Miscellaneous	(ii	)	(69.4)	(72.1)	(25.6)

			(4,878.5)	(4,087.5)	(3,917.2)

(i)	Refers to costs of materials and general manufacturing expenses and provision service.
(ii)	Refers mainly to expenses with insurance, taxes and fees.